Securities and Exchange Commission
Washington, D.C.
Statement of registered closed-end investment company with respect to purchases of its own securities pursuant to Rule N-23(c)-1 during the last calendar month.

Report for the calendar month ending December 31, 1997

MFS Intermediate Income Trust
Date        Identification   Shares      Repurchase   NAV         Broker
            of Security      Repurchased Price
12/11/97    Shares of        59,000      $7.0000      $7.74       Merrill Lynch
            Beneficial
            Interest
12/12/97    Shares of        8,900       $7.0000      $7.76       Merrill Lynch
            Beneficial
            Interest
12/15/97    Shares of        2,100       $6.9375      $7.75       Merrill Lynch
            Beneficial
            Interest
12/16/97    Shares of        60,000      $7.0000      $7.75       Merrill Lynch
            Beneficial
            Interest
12/17/97    Shares of        10,000      $7.0000      $7.74       Merrill Lynch
            Beneficial
            Interest
12/18/97    Shares of        106,000     $7.0000      $7.76       Merrill Lynch
            Beneficial
            Interest
12/19/97    Shares of        62,000      $7.0000      $7.76       Merrill Lynch
            Beneficial
            Interest
12/22/97    Shares of        100,000     $7.0000      $7.77       Merrill Lynch
            Beneficial
            Interest
12/26/97    Shares of        40,000      $7.0000      $7.77       Merrill Lynch
            Beneficial
            Interest
12/30/97    Shares of        64,000      $7.0000      $7.77       Merrill Lynch
            Beneficial
            Interest
Total Shares Repurchased:  512,000
Remarks: None.

MFS Charter Income Trust
by:  W. Thomas London
         W. Thomas London
         Treasurer